April 16, 2008

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

We are counsel to Lazard Retirement Series, Inc. (the “Fund”), and in so acting have reviewed Post-Effective Amendment No. 31 (the “Post-Effective Amendment”) to the Fund's Registration Statement on Form N-1A, Registration File No. 333-22309.

In our review of the Post-Effective Amendment, we have assumed that the version of the Post-Effective Amendment we reviewed substantially complies in all material respects with the version filed with the Securities and Exchange Commission via EDGAR.

Based upon the foregoing, we hereby advise you that the Post-Effective Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Very truly yours,

STROOCK & STROOCK & LAVAN LLP